PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prudential Income Builder Fund

(the “Fund”)

Supplement dated June 29, 2017 to the Currently Effective Statement of Additional Information (SAI)

Effective on or about June 30, 2017, Mariusz Banasiak, CFA will join David Bessey, Cathy L. Hepworth, CFA, Robert Cignarella, CFA, Brian Clapp, CFA, Michael J. Collins, CFA, Terence Wheat, CFA, Robert Spano, CFA, Daniel Thorogood, CFA, and Ryan Kelly, CFA as a portfolio manager for the segment of the Fund managed by PGIM Fixed Income. To reflect these changes, the SAI is revised as follows:

In Part I of the SAI, the sections entitled “The Fund’s Portfolio Managers: Information About Other Accounts Managed,” and “The Fund’s Portfolio Managers: Personal Investments and Financial Interests” are hereby deleted and the following new sections are substituted:

THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED

The table below identifies the number and total assets of other mutual funds and other types of investment accounts managed by each portfolio manager. For each category, the number of investment accounts and total assets in the investment accounts whose fees are based on performance, if any, is indicated in italics typeface. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.

Other Funds and Investment Accounts Managed by the Portfolio Managers
Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	35/$72,645,575,931	1/$57,297,830	23/$2,126,902,037 1/$26,616,939
	Edward L. Campbell, MBA, CFA	34/$72,117,245,361	1/$57,297,830	20/$1,859,933,348
	Rory Cummings	34/$72,117,245,361	1/$57,297,830	20/$1,859,933,348
Jennison Associates LLC	Ubong “Bobby” Edemeka	7/$7,269,313,000	None	None
	Shaun Hong, CFA	7/$7,269,313,000	None	None
	Stephen J. Maresca, CFA	1/$42,014,000	None	None
PGIM Fixed Income*	David Bessey	17/$1,952,636,783	23/$2,262,075,182 1/($30,524,730)	145/$33,640,170,376 1/$9,398,666
	Cathy L. Hepworth, CFA	17/$1,952,636,783	23/$2,262,075,182 1/($30,524,730)	145/$33,640,170,376 1/$9,398,666
	Robert Cignarella, CFA	28/$17,642,407,437	18/$4,506,813,688	101/$14,721,309,589 1/$5,356,914

	Brian Clapp, CFA	28/$17,310,719,863	18/$4,506,813,688	101/$14,447,746,495 1/$5,356,914
	Michael J. Collins, CFA	28/$50,443,456,446	11/$7,487,401,602	68/$18,614,900,898
	Terence Wheat, CFA	28/$17,310,713,391	18/$4,506,813,688	107/$15,749,936,669 1/$5,356,914
	Robert Spano, CFA, CPA	28/$17,310,713,391	18/$4,506,813,688	106/$15,749,550,742 1/$5,356,914
	Daniel Thorogood, CFA	28/$17,310,719,863	18/$4,506,813,688	103/$15,405,633,714 1/$5,356,914
	Ryan Kelly, CFA	28/$17,310,713,391	18/$4,506,813,688	105/$15,703,764,155 1/$5,356,914
	Mariusz Banasiak, CFA	18 / $1,978,311,436	25 / $2,241,681,839 1 / $(60,713,941)	154 / 34,921,029,614 1 / $9,312,763
PGIM Real Estate	Marc R. Halle	8/$3,897,081,687	None	6/$742,086,004
	Rick J. Romano, CFA	8/$3,897,081,687	None	6/$742,086,004
	Michael Gallagher	8/$3,897,081,687	None	6/$742,086,004
	Kwok Wing Cheong, CFA	8/$3,897,081,687	None	6/$742,086,004

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS

The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in the Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and mandates similar to the Fund. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	None
	Edward L. Campbell, MBA, CFA	$10,001 - $50,000
	Rory Cummings	$1 - $10,000

Jennison Associates LLC	Ubong “Bobby” Edemeka	$500,001 - $1,000,000
	Shaun Hong, CFA	Over $1,000,000
	Stephen J. Maresca, CFA	$100,000 - $500,000
PGIM Fixed Income	David Bessey	None
	Cathy L. Hepworth, CFA	None
	Robert Cignarella, CFA	$10,001 - $50,000
	Brian Clapp, CFA	None
	Michael J. Collins, CFA	None
	Terence Wheat, CFA	None
	Robert Spano, CFA, CPA	None
	Daniel Thorogood, CFA	None
	Ryan Kelly, CFA	None
	Mariusz Banasiak, CFA	None
PGIM Real Estate	Marc R. Halle	None
	Rick J. Romano, CFA	None
	Michael Gallagher	None
	Kwok Wing Cheong, CFA	None

PGIM Fixed Income/PGIM Real Estate:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. The dollar range of each Portfolio Manager’s direct investment in the Fund is as follows: David Bessey: None; Cathy L. Hepworth, CFA: None; Robert Cignarella, CFA: $10,001 - $50,000; Brian Clapp, CFA: None; Michael J. Collins, CFA: None; Terence Wheat, CFA: None; Robert Spano, CFA, CPA: None; Daniel Thorogood, CFA: None; Ryan Kelly, CFA: None; Mariusz Banasiak, CFA: None; Marc R. Halle: None; Rick J. Romano, CFA: None; Michael Gallagher: None; Kwok Wing Cheong, CFA: None.

Jennison Associates LLC:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the indicated Fund and all other investment accounts which are managed by, or have an individual portion or sleeve managed by, the same portfolio manager that utilize mandates, investment objectives or investment strategies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies may include other mutual funds, including Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan.

The dollar ranges for each Portfolio Manager’s investment in the Fund, including certain notional investments in the Fund through a deferred compensation plan for Jennison employees, are as follows: Ubong “Bobby” Edemeka: $500,001 - $1,000,000; Shaun Hong, CFA: Over $1,000,000; Stephen J. Maresca, CFA: $100,000 - $500,000.

Quantitative Management Associates LLC:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies. The dollar range of each QMA portfolio manager’s investment in the Fund is as follows: Ted Lockwood, MBA, MS: None; Edward L. Campbell, MBA, CFA: $10,001 - $50,000; Rory Cummings: $1 - $10,000.

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